CONCENTRATION OF CREDIT RISK (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Jun. 30, 2013 item	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
CONCENTRATION OF CREDIT RISK
Number of Canadian chartered banks	2		2		2	2
Cash and cash equivalents and restricted cash
Cash and cash equivalents	$ 9,740	$ 8,051	$ 9,740	$ 8,051	$ 18,403	$ 9,882	$ 7,401
Restricted cash equivalents and marketable securities					374	644
Total cash equivalents and restricted cash	10,103		10,103		18,777	10,526
Concentration of credit risk
Revenues						3,144
Expenses	6,892	4,734	14,891	8,158	20,475	13,231
Three collaboration partners
Concentration of credit risk
Number of collaboration partners			3		3
Two collaboration partners
Concentration of credit risk
Number of collaboration partners						2
Revenue | Customer concentration risk | Three collaboration partners
Concentration of credit risk
Revenues			0	0	0
Revenue | Customer concentration risk | Two collaboration partners
Concentration of credit risk
Concentration risk percentage						78.00%
Expense | Customer concentration risk | Three collaboration partners
Concentration of credit risk
Expenses			$ 0	$ 0	$ 0
Expense | Customer concentration risk | Two collaboration partners
Concentration of credit risk
Concentration risk percentage						11.00%